Investment in securities	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Investment in securities
Note 5: Investment in securities

Amortized Cost, Carrying Amount and Fair Value
On the consolidated balance sheets AFS investments are carried at fair value and HTM investments are carried at amortized cost.

	December 31, 2024				December 31, 2023
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
US government and federal agencies	2,324,841	1,451	(162,673)	2,163,619	1,721,278	1,382	(158,875)	1,563,785
Non-US governments debt securities	93,803	—	(335)	93,468	254,532	—	(4,355)	250,177
Asset-backed securities - Student loans	40	—	—	40	40	—	—	40
Residential mortgage-backed securities	17,068	—	(1,709)	15,359	19,200	—	(2,073)	17,127
Total available-for-sale	2,435,752	1,451	(164,717)	2,272,486	1,995,050	1,382	(165,303)	1,831,129

Held-to-maturity[1]
US government and federal agencies	3,240,290	—	(569,250)	2,671,040	3,461,097	—	(484,388)	2,976,709
Total held-to-maturity	3,240,290	—	(569,250)	2,671,040	3,461,097	—	(484,388)	2,976,709
[1] For the years ended December 31, 2024, 2023 and 2022, impairments recognized in other comprehensive income for HTM investments were nil.

Investments with Unrealized Loss Positions
The Bank does not believe that the AFS debt securities that were in an unrealized loss position as of December 31, 2024, comprising 184 securities representing 87.7% of the AFS portfolios' carrying value (December 31, 2023: 163 and 96.2%), represent credit losses. Total gross unrealized AFS losses were 8.3% of the fair value of the affected securities (December 31, 2023: 9.4%).

The Bank’s HTM debt securities are comprised of US government and federal agencies securities and have a zero credit loss assumption under the CECL model. HTM debt securities that were in an unrealized loss position as of December 31, 2024, were comprised of 220 securities representing 100.0% of the HTM portfolios’ carrying value (December 31, 2023: 219 and 100%). Total gross unrealized HTM losses were 21.3% of the fair value of affected securities (December 31, 2023: 16.3%).

Management does not intend to sell and it is likely that management will not be required to sell the securities prior to the anticipated recovery of the cost of these securities. Unrealized losses were attributable primarily to changes in market interest rates, relative to when the investment securities were purchased, and not due to a decrease in the credit quality of the investment securities. The issuers continue to make timely principal and interest payments on the securities. The following describes the processes for identifying credit impairment in security types with the most significant unrealized losses as shown in the preceding tables.

Management believes that all the US government and federal agencies securities do not have any credit losses, given the explicit and implicit guarantees provided by the US federal government.

Management believes that all the Non-US governments debt securities do not have any credit losses, given the explicit guarantee provided by the issuing government.

Investments in Asset-backed securities - Student loans are composed primarily of securities collateralized by FFELP loans. FFELP loans benefit from a US federal government guarantee of at least 97% of defaulted principal and accrued interest, with additional credit support provided in the form of over-collateralization, subordination and excess spread, which collectively total in excess of 100%. Accordingly, the vast majority of FFELP loan-backed securities are not exposed to traditional consumer credit risk.

Investments in Residential mortgage-backed securities relate to 13 securities (December 31, 2023: 13) which are rated AAA and possess similar significant credit enhancement as described above. No credit losses were recognized on these securities as the weighted average credit support and the weighted average loan-to-value ratios range from 16% - 50% and 44% - 52%, respectively. Current credit support is significantly greater than any delinquencies experienced on the underlying mortgages.
In the following tables, debt securities with unrealized losses that are not deemed to be credit impaired and for which an allowance for credit losses has not been recorded are categorized as being in a loss position for "less than 12 months" or "12 months or more" based on the point in time that the fair value most recently declined below the amortized cost basis.

	Less than 12 months		12 months or more
December 31, 2024	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale securities with unrealized losses
US government and federal agencies	696,835	(7,922)	1,187,094	(154,751)	1,883,929	(162,673)
Non-US governments debt securities	—	—	93,468	(335)	93,468	(335)
Asset-backed securities - Student loans	—	—	40	—	40	—
Residential mortgage-backed securities	—	—	15,359	(1,709)	15,359	(1,709)
Total available-for-sale securities with unrealized losses	696,835	(7,922)	1,295,961	(156,795)	1,992,796	(164,717)

Held-to-maturity securities with unrealized losses
US government and federal agencies	36,713	(476)	2,634,326	(568,774)	2,671,039	(569,250)

	Less than 12 months		12 months or more
December 31, 2023	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale securities with unrealized losses
US government and federal agencies	7,855	(137)	1,486,104	(158,738)	1,493,959	(158,875)
Non-US governments debt securities	—	—	250,177	(4,355)	250,177	(4,355)
Asset-backed securities - Student loans	—	—	40	—	40	—
Residential mortgage-backed securities	—	—	17,127	(2,073)	17,127	(2,073)
Total available-for-sale securities with unrealized losses	7,855	(137)	1,753,448	(165,166)	1,761,303	(165,303)

Held-to-maturity securities with unrealized losses
US government and federal agencies	—	—	2,976,709	(484,388)	2,976,709	(484,388)

Investment Maturities
The following table presents the remaining term to contractual maturity of the Bank’s securities. The actual maturities may differ as certain securities offer prepayment options to the borrowers.

	Remaining term to maturity
December 31, 2024	Within 3 months	3 to 12 months	1 to 5 years	5 to 10 years	Over 10 years	No specific or single maturity	Carrying amount
Available-for-sale
US government and federal agencies	—	15,004	976,353	—	—	1,172,262	2,163,619
Non-US governments debt securities	93,468	—	—	—	—	—	93,468
Asset-backed securities - Student loans	—	—	—	—	—	40	40
Residential mortgage-backed securities	—	—	—	—	—	15,359	15,359
Total available-for-sale	93,468	15,004	976,353	—	—	1,187,661	2,272,486

Held-to-maturity
US government and federal agencies	—	—	—	—	—	3,240,290	3,240,290

Pledged Investments
The Bank pledges certain US government and federal agencies investment securities to further secure the Bank's issued customer deposit products. The secured party does not have the right to sell or repledge the collateral.

	December 31, 2024		December 31, 2023
Pledged Investments - secured customer deposit product	Amortized cost	Fair value	Amortized cost	Fair value
Available-for-sale	22,888	21,062	27,459	25,785
Held-to-maturity	95,588	84,003	96,952	88,399

The Bank also pledges certain non-US governments debt investment securities to secure the Bank's repurchase agreements. Where the secured party has the right to sell or repledge the collateral, the Bank discloses such pledged financial assets separately in the accompanying consolidated balance sheets.
Sale Proceeds and Realized Gains and Losses of AFS Securities

	Year ended
	December 31, 2024			December 31, 2023			December 31, 2022
	Sale proceeds	Gross realized gains	Transfers of HTM	Sale proceeds	Gross realized gains	Gross realized (losses)	Sale proceeds	Gross realized gains	Gross realized (losses)	Transfers of HTM[1]
US government and federal agencies	—	—	—	—	—	—	—	—	—	998,157
Asset-backed securities - Student loans	—	—	—	5,586	—	(14)	7,631	—	(19)	—
Total	—	—	—	5,586	—	(14)	7,631	—	(19)	998,157
[1]During the year ended December 31, 2022, certain investments were transferred out of the AFS categorization and into HTM. The transfers were recorded at the fair value of the securities on the date of transfer. The related net unrealized losses of $99.1 million that were recorded in AOCIL will be accreted into net income over the remaining life of the transferred investments using the effective interest rate method.

Taxability of Interest Income
None of the investments' interest income have received a specific preferential income tax treatment in any of the jurisdictions in which the Bank owns investments.